UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	6-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

June 30, 2013

Capital Preservation - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY BILLS(1) — 79.6%

U.S. Treasury Bill, 0.05%, 7/11/13	70,000,000	69,998,979
U.S. Treasury Bill, 0.05%, 7/11/13	100,000,000	99,998,194
U.S. Treasury Bill, 0.05%, 7/11/13	25,000,000	24,999,271
U.S. Treasury Bill, 0.04%, 7/18/13	25,000,000	24,999,528
U.S. Treasury Bill, 0.11%, 7/18/13	50,000,000	49,997,521
U.S. Treasury Bill, 0.03%, 7/25/13	67,000,000	66,998,660
U.S. Treasury Bill, 0.03%, 7/25/13	175,000,000	174,994,167
U.S. Treasury Bill, 0.03%, 8/1/13	35,000,000	34,999,473
U.S. Treasury Bill, 0.03%, 8/1/13	75,000,000	74,996,771
U.S. Treasury Bill, 0.04%, 8/8/13	60,000,000	59,997,467
U.S. Treasury Bill, 0.04%, 8/8/13	60,000,000	59,996,833
U.S. Treasury Bill, 0.04%, 8/8/13	50,000,000	49,994,194
U.S. Treasury Bill, 0.05%, 8/15/13	125,000,000	124,992,969
U.S. Treasury Bill, 0.04%, 8/22/13	50,000,000	49,997,472
U.S. Treasury Bill, 0.05%, 8/22/13	175,000,000	174,988,625
U.S. Treasury Bill, 0.04%, 8/29/13	125,000,000	124,991,806
U.S. Treasury Bill, 0.05%, 9/5/13	56,000,000	55,995,380
U.S. Treasury Bill, 0.05%, 9/12/13	100,000,000	99,990,368
U.S. Treasury Bill, 0.05%, 9/19/13	125,000,000	124,987,500
U.S. Treasury Bill, 0.01%, 9/26/13	100,000,000	99,986,708
U.S. Treasury Bill, 0.01%, 9/26/13	97,000,000	96,985,935
U.S. Treasury Bill, 0.01%, 9/26/13	150,000,000	149,961,937
U.S. Treasury Bill, 0.05%, 10/17/13	125,000,000	124,968,125
U.S. Treasury Bill, 0.04%, 10/24/13	25,000,000	24,993,611
U.S. Treasury Bill, 0.07%, 11/14/13	23,000,000	22,993,918

TOTAL U.S. TREASURY BILLS		2,067,805,412

U.S. TREASURY NOTES(1) — 8.0%

U.S. Treasury Notes, 0.125%, 8/31/13	13,000,000	13,001,321
U.S. Treasury Notes, 3.125%, 8/31/13	10,000,000	10,048,761
U.S. Treasury Notes, 2.75%, 10/31/13	25,000,000	25,211,645
U.S. Treasury Notes, 0.375%, 7/31/13	70,000,000	70,019,417
U.S. Treasury Notes, 0.25%, 11/30/13	30,000,000	30,015,833
U.S. Treasury STRIPS - COUPON, 0.00%, 8/15/13(2)	49,384,000	49,379,677
U.S. Treasury STRIPS - PRINCIPAL, 0.00%, 8/15/13(2)	10,482,000	10,481,099

TOTAL U.S. TREASURY NOTES		208,157,753

TEMPORARY CASH INVESTMENTS — 0.1%

SSgA U.S. Government Money Market Fund	2,765,604	2,765,604

TOTAL INVESTMENT SECURITIES — 87.7%		2,278,728,769

OTHER ASSETS AND LIABILITIES(3) — 12.3%		318,718,122

NET ASSETS — 100.0%		$2,597,446,891

Notes to Schedule of Investments

STRIPS	-	Separate Trading of Registered Interest and Principal of Securities

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Amount related primarily to receivable for investments sold, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not relect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Bills	—	2,067,805,412	—
U.S. Treasury Notes	—	208,157,753	—
Temporary Cash Investments	2,765,604	—	—

Total Value of Investment Securities	2,765,604	2,275,963,165	—

3. Federal Tax Information

As of June 30, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,278,728,769

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

June 30, 2013

Ginnie Mae - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 101.8%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.6%
GNMA, VRN, 2.50%, 7/20/13	17,408,239	18,179,133
GNMA, VRN, 1.625%, 7/20/13	21,209,179	22,152,428
GNMA, VRN, 1.75%, 7/20/13	6,434,075	6,726,850

		47,058,411

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 99.2%
GNMA, 3.00%, 7/22/13(2)	85,000,000	84,003,911
GNMA, 3.00%, 4/20/43	19,899,888	19,712,204
GNMA, 3.50%, 7/22/13 to 5/20/43	185,959,366	191,238,317
GNMA, 3.50%, 7/22/13(2)	315,000,000	323,022,640
GNMA, 4.00%, 7/22/13(2)	52,000,000	54,502,500
GNMA, 4.00%, 12/20/39 to 6/20/42	327,458,085	345,694,331
GNMA, 4.50%, 7/22/13(2)	50,000,000	53,074,220
GNMA, 4.50%, 7/15/33 to 3/20/42	204,854,040	219,907,787
GNMA, 5.00%, 6/15/33 to 5/20/41	160,088,531	174,761,364
GNMA, 5.50%, 4/15/33 to 8/15/39	170,677,953	188,108,465
GNMA, 6.00%, 7/20/16 to 2/20/39	84,914,365	94,600,948
GNMA, 6.50%, 6/15/23 to 11/15/38	20,447,952	23,207,245
GNMA, 7.00%, 11/15/22 to 12/20/29	5,685,039	6,536,372
GNMA, 7.25%, 4/15/23 to 6/15/23	49,039	56,108
GNMA, 7.50%, 6/15/17 to 11/15/31	4,498,113	4,936,026
GNMA, 7.65%, 6/15/16 to 12/15/16	47,265	47,559
GNMA, 7.75%, 11/15/22 to 6/20/23	42,079	42,907
GNMA, 7.77%, 4/15/20 to 6/15/20	130,068	136,875
GNMA, 7.89%, 9/20/22	11,448	11,521
GNMA, 7.98%, 6/15/19	23,333	23,487
GNMA, 8.00%, 2/20/17 to 7/20/30	1,291,612	1,413,644
GNMA, 8.15%, 2/15/21	45,676	46,972
GNMA, 8.25%, 4/15/17 to 2/15/22	293,968	305,038
GNMA, 8.35%, 11/15/20	18,873	19,000
GNMA, 8.50%, 4/20/16 to 12/15/30	1,023,460	1,125,027
GNMA, 8.75%, 3/15/17 to 7/15/27	105,331	108,660
GNMA, 9.00%, 7/20/15 to 1/15/25	641,322	695,088
GNMA, 9.25%, 9/15/16 to 3/15/25	129,118	131,785
GNMA, 9.50%, 5/15/16 to 7/20/25	267,478	277,086
GNMA, 9.75%, 8/15/17 to 11/20/21	56,789	60,175
GNMA, 10.00%, 3/15/16 to 11/20/21	15,957	16,926
GNMA, 10.25%, 2/15/19	6,031	6,082
GNMA, 10.50%, 3/15/14 to 4/20/19	29,049	30,307
GNMA, 11.00%, 2/15/16 to 6/15/20	26,670	27,295
GNMA, 11.25%, 2/20/16	1,021	1,030
GNMA, 13.00%, 9/15/13 to 8/15/15	5,923	5,987

GNMA, 13.50%, 8/15/14	2,719	2,745

		1,787,897,634

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,828,192,002)		1,834,956,045

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 13.0%

GNMA, Series 1998-17, Class F, VRN, 0.69%, 7/16/13	231,929	235,114
GNMA, Series 1998-6, Class FA, VRN, 0.70%, 7/16/13	2,027,908	2,055,473
GNMA, Series 1999-43, Class FB, VRN, 0.54%, 7/16/13	6,590,442	6,636,124
GNMA, Series 2000-22, Class FG, VRN, 0.39%, 7/16/13	64,800	65,066
GNMA, Series 2001-59, Class FD, VRN, 0.69%, 7/16/13	1,040,571	1,055,627
GNMA, Series 2001-62, Class FB, VRN, 0.69%, 7/16/13	2,105,113	2,135,591
GNMA, Series 2002-13, Class FA, VRN, 0.69%, 7/16/13	1,281,709	1,298,106
GNMA, Series 2002-24, Class FA, VRN, 0.69%, 7/16/13	2,380,221	2,411,555
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.54%, 7/20/13	777,037	787,529
GNMA, Series 2002-31, Class FW, VRN, 0.59%, 7/16/13	758,455	767,828
GNMA, Series 2003-110, Class F, VRN, 0.59%, 7/20/13	3,222,954	3,256,576
GNMA, Series 2003-42, Class FW, VRN, 0.54%, 7/20/13	1,179,881	1,190,499
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	8,650,217	8,938,222
GNMA, Series 2003-66, Class HF, VRN, 0.64%, 7/20/13	2,071,283	2,096,478
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	12,524,759	12,982,213
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.44%, 7/16/13	1,506,844	1,517,577
GNMA, Series 2004-76, Class F, VRN, 0.59%, 7/20/13	2,848,558	2,877,158
GNMA, Series 2004-80, Class FM, VRN, 0.49%, 7/20/13	1,638,104	1,639,934
GNMA, Series 2005-13, Class FA, VRN, 0.39%, 7/20/13	8,645,745	8,690,318
GNMA, Series 2007-5, Class FA, VRN, 0.33%, 7/20/13	9,943,181	9,991,252
GNMA, Series 2007-58, Class FC, VRN, 0.69%, 7/20/13	5,145,746	5,205,930
GNMA, Series 2007-74, Class FL, VRN, 0.65%, 7/16/13	11,862,807	11,981,524
GNMA, Series 2008-18, Class FH, VRN, 0.79%, 7/20/13	8,478,499	8,608,856
GNMA, Series 2008-2, Class LF, VRN, 0.65%, 7/20/13	5,820,768	5,887,218
GNMA, Series 2008-61, Class KF, VRN, 0.86%, 7/20/13	8,803,777	8,958,697
GNMA, Series 2008-73, Class FK, VRN, 0.95%, 7/20/13	10,482,496	10,745,733
GNMA, Series 2008-75, Class F, VRN, 0.72%, 7/20/13	11,748,210	11,905,331
GNMA, Series 2008-88, Class UF, VRN, 1.19%, 7/20/13	8,020,940	8,262,238
GNMA, Series 2009-109, Class FA, VRN, 0.59%, 7/16/13	2,569,118	2,586,059
GNMA, Series 2009-127, Class FA, VRN, 0.74%, 7/20/13	11,009,672	11,151,064
GNMA, Series 2009-45, Class PA, 4.50%, 1/16/31	12,513,271	12,670,757
GNMA, Series 2009-58, Class MB, 4.50%, 2/16/33	11,150,000	11,417,282
GNMA, Series 2009-66, Class MA SEQ, 5.00%, 8/16/34	7,718,369	7,838,178
GNMA, Series 2009-92, Class FJ, VRN, 0.87%, 7/16/13	4,811,329	4,904,849
GNMA, Series 2010-14, Class QF, VRN, 0.64%, 7/16/13	22,548,123	22,886,457
GNMA, Series 2010-25, Class FB, VRN, 0.74%, 7/16/13	19,165,676	19,377,935

TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $233,745,809)		235,016,348

U.S. TREASURY SECURITIES — 5.6%

U.S. Treasury Notes, 0.125%, 7/31/14	40,000,000	39,970,320
U.S. Treasury Notes, 0.25%, 8/31/14	40,000,000	40,019,520

U.S. Treasury Notes, 0.50%, 10/15/14	20,000,000	20,072,660
TOTAL U.S. TREASURY SECURITIES (Cost $100,051,760)		100,062,500

TEMPORARY CASH INVESTMENTS — 10.6%

Federal Home Loan Bank Discount Notes, 0.00%, 7/1/13(3)	60,000,000	60,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $17,300,372), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $16,946,573)		16,946,488
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $51,800,121), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $50,839,675)		50,839,463
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $17,236,918), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $16,946,544)		16,946,488
SSgA U.S. Government Money Market Fund	46,914,343	46,914,343

TOTAL TEMPORARY CASH INVESTMENTS (Cost $191,646,782)		191,646,782

TOTAL INVESTMENT SECURITIES — 131.0% (Cost $2,353,636,353)		2,361,681,675

OTHER ASSETS AND LIABILITIES(4) — (31.0)%		(559,191,389)

TOTAL NET ASSETS — 100.0%		$1,802,490,286

Notes to Schedule of Investments

GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)		Final maturity date indicated, unless otherwise noted.
(2)		Forward commitment. Settlement date is indicated.
(3)		The rate indicated is the yield to maturity at purchase.
(4)		Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,834,956,045	—
U.S. Government Agency Collateralized Mortgage Obligations	—	235,016,348	—
U.S. Treasury Securities	—	100,062,500	—
Temporary Cash Investments	46,914,343	144,732,439	—

Total Value of Investment Securities	46,914,343	2,314,767,332	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,353,636,353
Gross tax appreciation of investments	$39,336,708
Gross tax depreciation of investments	(31,291,386)
Net tax appreciation (depreciation) of investments	$8,045,322

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

June 30, 2013

Government Bond - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 50.3%

U.S. Treasury Bonds, 10.625%, 8/15/15	6,250,000	7,603,269
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	20,679,293
U.S. Treasury Bonds, 7.125%, 2/15/23	10,700,000	15,103,713
U.S. Treasury Bonds, 6.75%, 8/15/26	3,000,000	4,294,686
U.S. Treasury Bonds, 6.125%, 11/15/27	1,100,000	1,509,234
U.S. Treasury Bonds, 5.50%, 8/15/28	4,500,000	5,855,976
U.S. Treasury Bonds, 5.25%, 2/15/29	5,000,000	6,360,155
U.S. Treasury Bonds, 5.375%, 2/15/31	4,200,000	5,471,810
U.S. Treasury Bonds, 3.50%, 2/15/39	4,000,000	4,070,624
U.S. Treasury Bonds, 4.25%, 5/15/39	7,000,000	8,058,750
U.S. Treasury Bonds, 4.375%, 11/15/39	11,200,000	13,149,494
U.S. Treasury Bonds, 4.625%, 2/15/40	10,000,000	12,199,220
U.S. Treasury Bonds, 4.375%, 5/15/41	10,000,000	11,743,750
U.S. Treasury Bonds, 3.125%, 11/15/41	8,500,000	7,981,364
U.S. Treasury Bonds, 2.75%, 11/15/42	3,800,000	3,281,657
U.S. Treasury Bonds, 2.875%, 5/15/43	11,000,000	9,750,466
U.S. Treasury Notes, 0.375%, 7/31/13	22,000,000	22,006,006
U.S. Treasury Notes, 0.75%, 8/15/13	20,000,000	20,017,180
U.S. Treasury Notes, 0.125%, 9/30/13	15,000,000	15,002,055
U.S. Treasury Notes, 0.50%, 10/15/13	10,000,000	10,011,910
U.S. Treasury Notes, 0.25%, 11/30/13	10,000,000	10,006,450
U.S. Treasury Notes, 2.00%, 11/30/13	10,000,000	10,078,710
U.S. Treasury Notes, 0.75%, 12/15/13	22,500,000	22,566,803
U.S. Treasury Notes, 0.25%, 1/31/14	10,000,000	10,008,010
U.S. Treasury Notes, 1.25%, 3/15/14	8,000,000	8,062,344
U.S. Treasury Notes, 1.25%, 4/15/14	14,000,000	14,119,490
U.S. Treasury Notes, 0.50%, 10/15/14	5,000,000	5,018,165
U.S. Treasury Notes, 0.375%, 11/15/15	27,000,000	26,935,659
U.S. Treasury Notes, 1.375%, 11/30/15	14,500,000	14,807,560
U.S. Treasury Notes, 2.125%, 12/31/15	17,000,000	17,680,000
U.S. Treasury Notes, 1.50%, 6/30/16	16,700,000	17,100,533
U.S. Treasury Notes, 1.50%, 7/31/16	75,000,000	76,775,400
U.S. Treasury Notes, 4.875%, 8/15/16	14,000,000	15,792,112
U.S. Treasury Notes, 0.875%, 11/30/16	14,500,000	14,507,932
U.S. Treasury Notes, 0.875%, 1/31/17	16,200,000	16,172,152
U.S. Treasury Notes, 0.875%, 2/28/17	5,700,000	5,684,861
U.S. Treasury Notes, 0.75%, 6/30/17	9,000,000	8,885,745
U.S. Treasury Notes, 0.50%, 7/31/17	5,000,000	4,878,905
U.S. Treasury Notes, 2.375%, 7/31/17	24,000,000	25,226,256
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	13,714,955
U.S. Treasury Notes, 0.75%, 10/31/17	24,000,000	23,541,552
U.S. Treasury Notes, 1.875%, 10/31/17	23,600,000	24,276,659
U.S. Treasury Notes, 0.875%, 1/31/18	21,500,000	21,110,313
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,120,782
U.S. Treasury Notes, 1.00%, 5/31/18	20,440,000	20,082,300
U.S. Treasury Notes, 1.375%, 6/30/18(1)	14,200,000	14,187,248
U.S. Treasury Notes, 1.375%, 9/30/18	8,000,000	7,962,496
U.S. Treasury Notes, 1.375%, 11/30/18	25,000,000	24,822,275
U.S. Treasury Notes, 1.00%, 11/30/19	2,600,000	2,476,094

U.S. Treasury Notes, 2.625%, 8/15/20	4,000,000	4,178,436
U.S. Treasury Notes, 3.625%, 2/15/21	8,000,000	8,889,064
U.S. Treasury Notes, 2.125%, 8/15/21	15,000,000	14,931,450
U.S. Treasury Notes, 2.00%, 2/15/22	14,000,000	13,686,092
U.S. Treasury Notes, 1.75%, 5/15/23	32,500,000	30,420,520

TOTAL U.S. TREASURY SECURITIES (Cost $742,342,042)		754,857,935

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 45.7%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.0%
FHLMC, VRN, 2.08%, 7/15/13	4,766,552	4,774,408
FHLMC, VRN, 2.36%, 7/15/13	3,871,250	3,844,487
FHLMC, VRN, 2.37%, 7/15/13	4,957,749	4,910,052
FHLMC, VRN, 2.59%, 7/15/13	2,155,235	2,231,645
FHLMC, VRN, 2.68%, 7/15/13	5,602,657	5,754,188
FHLMC, VRN, 2.90%, 7/15/13	10,953,883	11,192,334
FHLMC, VRN, 3.57%, 7/15/13	3,553,318	3,753,350
FHLMC, VRN, 3.60%, 7/15/13	1,210,393	1,287,105
FHLMC, VRN, 3.74%, 7/15/13	3,990,118	4,179,820
FHLMC, VRN, 4.04%, 7/15/13	985,222	1,044,008
FHLMC, VRN, 5.21%, 7/15/13	3,225,887	3,430,489
FHLMC, VRN, 5.56%, 7/15/13	3,967,544	4,271,316
FNMA, VRN, 2.77%, 7/25/13	2,324,454	2,386,685
FNMA, VRN, 2.82%, 7/25/13	918,285	985,557
FNMA, VRN, 3.03%, 7/25/13	3,956,582	4,060,343
FNMA, VRN, 3.32%, 7/25/13	4,626,758	4,771,261
FNMA, VRN, 3.35%, 7/25/13	2,470,605	2,627,067
FNMA, VRN, 3.60%, 7/25/13	2,534,893	2,696,160
FNMA, VRN, 3.93%, 7/25/13	2,656,639	2,837,419
FNMA, VRN, 5.41%, 7/25/13	1,698,803	1,831,326
FNMA, VRN, 5.96%, 7/25/13	5,959,670	6,518,389
GNMA, VRN, 1.625%, 7/20/13	746,856	779,565
GNMA, VRN, 1.625%, 7/20/13	735,526	767,745
GNMA, VRN, 1.625%, 7/20/13	1,430,259	1,492,942
GNMA, VRN, 1.625%, 7/20/13	830,159	866,530
GNMA, VRN, 1.625%, 7/20/13	1,111,735	1,161,853
GNMA, VRN, 1.625%, 7/20/13	2,094,430	2,188,858
GNMA, VRN, 1.75%, 7/20/13	2,011,687	2,103,213
GNMA, VRN, 2.125%, 7/20/13	1,411,592	1,476,292

		90,224,407

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 39.7%
FHLMC, 4.50%, 1/1/19	904,662	949,578
FHLMC, 5.00%, 5/1/23	5,145,407	5,513,664
FHLMC, 5.50%, 10/1/34	885,302	958,635
FHLMC, 5.50%, 4/1/38	11,402,658	12,249,989
FHLMC, 4.00%, 12/1/40	2,877,153	3,022,069
FHLMC, 4.00%, 4/1/41	12,352,352	13,022,241
FHLMC, 6.50%, 7/1/47	53,079	58,568
FNMA, 3.00%, 7/15/13(3)	20,000,000	19,540,626
FNMA, 4.00%, 7/15/13(3)	21,000,000	21,876,093

FNMA, 4.50%, 7/15/13(3)	10,000,000	10,582,813
FNMA, 5.00%, 7/15/13(3)	27,000,000	29,058,758
FNMA, 5.50%, 7/15/13(3)	15,000,000	16,293,168
FNMA, 3.50%, 8/12/13(3)	27,500,000	27,839,453
FNMA, 4.50%, 6/1/18	545,071	579,750
FNMA, 4.50%, 5/1/19	2,887,332	3,070,515
FNMA, 5.00%, 9/1/20	300,578	320,789
FNMA, 4.50%, 11/1/20	257,551	273,975
FNMA, 6.50%, 3/1/32	220,440	247,356
FNMA, 7.00%, 6/1/32	241,994	279,115
FNMA, 6.50%, 8/1/32	243,075	269,488
FNMA, 5.50%, 7/1/33	2,010,755	2,211,619
FNMA, 5.00%, 11/1/33	10,797,832	11,701,526
FNMA, 6.00%, 12/1/33	7,109,012	7,828,257
FNMA, 5.50%, 8/1/34	8,599,630	9,429,708
FNMA, 5.50%, 9/1/34	647,742	710,265
FNMA, 5.50%, 10/1/34	4,918,441	5,431,589
FNMA, 5.00%, 8/1/35	1,544,471	1,663,038
FNMA, 5.50%, 1/1/36	9,422,449	10,239,036
FNMA, 5.00%, 2/1/36	925,217	998,701
FNMA, 5.50%, 4/1/36	2,549,287	2,769,539
FNMA, 5.00%, 5/1/36	4,395,831	4,733,292
FNMA, 5.50%, 12/1/36	1,742,374	1,890,519
FNMA, 5.50%, 2/1/37	6,154,490	6,677,775
FNMA, 6.50%, 8/1/37	557,645	613,857
FNMA, 6.00%, 9/1/37	2,686,662	2,918,547
FNMA, 6.00%, 11/1/37	14,381,507	15,731,214
FNMA, 6.00%, 9/1/38	701,040	754,729
FNMA, 6.00%, 11/1/38	472,797	508,337
FNMA, 4.50%, 2/1/39	3,155,505	3,338,046
FNMA, 4.50%, 4/1/39	1,850,429	2,023,670
FNMA, 4.50%, 5/1/39	4,683,138	5,118,699
FNMA, 6.50%, 5/1/39	8,065,851	8,909,221
FNMA, 4.50%, 10/1/39	7,163,399	7,799,263
FNMA, 4.50%, 3/1/40	11,250,636	12,143,697
FNMA, 4.00%, 10/1/40	6,388,078	6,662,450
FNMA, 4.50%, 11/1/40	6,248,935	6,751,705
FNMA, 4.00%, 12/1/40	7,415,286	7,762,028
FNMA, 4.50%, 4/1/41	35,249,831	37,860,714
FNMA, 4.00%, 5/1/41	5,889,380	6,138,264
FNMA, 4.50%, 6/1/41	8,599,509	9,270,301
FNMA, 4.50%, 7/1/41	869,120	933,781
FNMA, 4.00%, 8/1/41	6,034,936	6,299,230
FNMA, 4.50%, 9/1/41	4,162,987	4,440,774
FNMA, 3.50%, 10/1/41	7,141,937	7,258,709
FNMA, 4.00%, 12/1/41	16,659,394	17,455,053
FNMA, 4.00%, 1/1/42	5,095,203	5,320,226
FNMA, 3.50%, 5/1/42	4,595,660	4,673,150
FNMA, 3.50%, 6/1/42	3,840,022	3,906,450
FNMA, 3.50%, 9/1/42	4,783,472	4,864,765
FNMA, 6.50%, 6/1/47	76,794	84,203
FNMA, 6.50%, 8/1/47	150,285	164,738
FNMA, 6.50%, 8/1/47	101,846	111,737

FNMA, 6.50%, 9/1/47	470,740	515,862
FNMA, 6.50%, 9/1/47	13,427	14,720
FNMA, 6.50%, 9/1/47	101,324	111,108
FNMA, 6.50%, 9/1/47	119,264	130,678
FNMA, 6.50%, 9/1/47	57,527	63,129
FNMA, 6.00%, 4/1/48	1,940,635	2,086,428
GNMA, 3.50%, 7/22/13(3)	5,000,000	5,127,343
GNMA, 4.00%, 7/22/13(3)	49,000,000	51,358,125
GNMA, 5.50%, 12/20/38	6,208,661	6,794,544
GNMA, 6.00%, 1/20/39	1,510,789	1,670,336
GNMA, 5.00%, 3/20/39	7,543,871	8,181,959
GNMA, 5.50%, 3/20/39	2,608,651	2,854,739
GNMA, 5.50%, 4/20/39	4,569,002	5,019,062
GNMA, 4.50%, 1/15/40	4,542,386	4,860,874
GNMA, 4.00%, 11/20/40	15,564,928	16,383,572
GNMA, 4.00%, 12/15/40	3,324,826	3,513,731
GNMA, 4.50%, 7/20/41	15,565,691	16,716,329
GNMA, 3.50%, 6/20/42	17,959,104	18,457,290
GNMA, 3.50%, 7/20/42	13,600,359	13,977,633
GNMA, 4.50%, 8/20/42	14,743,357	15,730,261

		595,676,788

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $680,054,271)		685,901,195

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 7.5%

FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/13	4,697,147	4,709,759
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	3,466,007	3,662,927
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	3,457,631	3,617,538
FHLMC, Series 2779, Class FM SEQ, VRN, 0.54%, 7/15/13	172,679	172,992
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	6,254,130	6,651,540
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	3,049,251	3,321,452
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	6,869,768	7,452,156
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/13	3,224,232	3,259,078
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,568,838
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	54,937	55,104
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	4,089,208	4,351,695
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	6,208,040	6,606,761
FNMA, Series 2003-42, Class FK, VRN, 0.59%, 7/25/13	260,512	260,957
FNMA, Series 2003-43, Class LF, VRN, 0.54%, 7/25/13	492,578	493,390
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	6,317,100	6,878,987
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	4,212,129	4,456,862
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	8,429,589	8,635,297
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/13	761,036	769,226
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	8,938,854	9,346,305
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	2,431,341	2,520,239
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	6,763,065	7,010,079
GNMA, Series 2007-5, Class FA, VRN, 0.33%, 7/20/13	2,527,373	2,539,591
GNMA, Series 2008-18, Class FH, VRN, 0.79%, 7/20/13	4,565,346	4,635,538
GNMA, Series 2010-14, Class QF, VRN, 0.64%, 7/16/13	9,766,194	9,912,735

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $110,509,062)		112,889,046

U.S. GOVERNMENT AGENCY SECURITIES — 2.5%

FHLMC, 0.375%, 10/30/13	15,000,000	15,012,390
FHLMC, 0.875%, 3/7/18	3,000,000	2,906,346
FHLMC, 1.375%, 5/1/20	4,000,000	3,794,288
FHLMC, 2.375%, 1/13/22	11,500,000	11,190,466
FNMA, 6.625%, 11/15/30	3,300,000	4,494,699

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $38,738,502)		37,398,189

SHORT-TERM INVESTMENTS — 1.0%

U.S. Treasury Bills, 0.08%, 11/21/13(4)	7,500,000	7,498,065
U.S. Treasury Bills, 0.08%, 11/21/13(4)	7,500,000	7,498,065
TOTAL SHORT-TERM INVESTMENTS (Cost $14,995,561)		14,996,130

TEMPORARY CASH INVESTMENTS — 5.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $10,610,985), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $10,393,987)		10,393,935
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $31,771,013), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $31,181,934)		31,181,804
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $10,572,067), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $10,393,970)		10,393,935
SSgA U.S. Government Money Market Fund	28,821,282	28,821,282

TOTAL TEMPORARY CASH INVESTMENTS (Cost $80,790,956)		80,790,956

TOTAL INVESTMENT SECURITIES — 112.4% (Cost $1,667,430,394)		1,686,833,451

OTHER ASSETS AND LIABILITIES(5) — (12.4)%		(186,519,230)

TOTAL NET ASSETS — 100.0%		$1,500,314,221

Notes to Schedule of Investments

FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)		When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)		Final maturity date indicated, unless otherwise noted.
(3)		Forward commitment. Settlement date is indicated.
(4)		The rate indicated is the yield to maturity at purchase.
(5)		Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	754,857,935	—
U.S. Government Agency Mortgage-Backed Securities	—	685,901,195	—
Collateralized Mortgage Obligations	—	112,889,046	—
U.S. Government Agency Securities	—	37,398,189	—
Short-Term Investments	—	14,996,130	—
Temporary Cash Investments	28,821,282	51,969,674	—

Total Value of Investment Securities	28,821,282	1,658,012,169	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,668,427,047
Gross tax appreciation of investments	$33,678,644
Gross tax depreciation of investments	(15,272,240)
Net tax appreciation (depreciation) of investments	$18,406,404

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

June 30, 2013

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 93.1%

U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	172,379,727	205,333,904
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	138,010,946	159,364,966
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	95,905,766	115,379,144
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	77,187,033	86,455,498
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	89,475,452	124,157,659
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	31,112,777	38,339,218
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	98,942,876	142,547,298
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	31,804,908	44,663,537
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	68,175,981	82,807,160
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	81,017,629	98,597,806
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	101,364,380	89,248,194
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	12,136,800	10,201,551
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14	52,175,535	53,891,640
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	33,288,290	34,627,611
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	82,405,632	84,504,421
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	56,695,165	60,307,270
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	149,204,126	160,312,821
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	228,074,090	234,025,455
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	115,170,786	127,371,748
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	132,705,675	147,127,067
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	245,707,200	252,204,927
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	92,899,704	105,412,179
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	106,305,461	116,387,896
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	44,763,885	45,928,462
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	51,707,002	56,485,866
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	87,510,440	98,982,534
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	69,808,105	78,722,251
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	109,896,682	119,757,382
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	191,496,704	208,035,700
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	258,140,744	276,069,393
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	283,482,957	292,662,985
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	272,255,700	266,629,808
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	118,306,890	115,626,529
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	193,219,320	187,211,358

TOTAL U.S. TREASURY SECURITIES (Cost $4,157,531,648)		4,319,381,238

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.4%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	6,965,672	7,026,235
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/13	3,050,000	3,286,239
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/13	5,300,000	5,648,968
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	2,000,000	1,887,586
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/13	1,103,030	1,104,575

Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	1,528,744	1,527,701
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/13	4,450,000	4,646,719
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/13	15,850,000	16,311,718
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	5,860,000	6,208,395
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	14,375,000	15,116,937
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	9,000,000	8,916,313
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.31%, 7/10/13(3)	8,350,000	7,909,968
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 7/11/13	8,650,000	8,902,939
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/13	7,500,000	7,947,188
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/13	5,025,000	5,371,800
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	8,100,000	7,589,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	3,800,000	3,555,818

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $115,801,244)		112,958,511

CORPORATE BONDS — 1.8%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19	900,000	969,998
Lockheed Martin Corp., 4.25%, 11/15/19	1,000,000	1,089,718
United Technologies Corp., 4.50%, 6/1/42	1,470,000	1,457,043

		3,516,759

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	3,120,000	3,949,346
PepsiCo, Inc., 2.75%, 3/1/23	1,050,000	994,946

		4,944,292

COMMERCIAL BANKS†
PNC Funding Corp., 3.625%, 2/8/15	980,000	1,022,674

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	2,675,000	3,188,252

CONSUMER FINANCE — 0.1%
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	520,000	507,124
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23	1,000,000	935,769
PNC Bank N.A., 6.00%, 12/7/17	1,200,000	1,388,286

		2,831,179

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	514,736

DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp., 5.625%, 9/15/17	200,000	226,677
General Electric Capital Corp., 4.375%, 9/16/20	1,200,000	1,271,724
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,350,000	1,568,618

Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	3,600,000	4,059,439

		7,126,458

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc., 6.55%, 2/15/39	1,250,000	1,441,435
Verizon Communications, Inc., 6.10%, 4/15/18	970,000	1,136,210

		2,577,645

FOOD PRODUCTS — 0.1%
Kraft Foods Group, Inc., 5.375%, 2/10/20	3,649,000	4,120,046
Mondelez International, Inc., 6.125%, 2/1/18	1,450,000	1,676,946

		5,796,992

GAS UTILITIES — 0.1%
Enterprise Products Operating LLC, 3.70%, 6/1/15	2,500,000	2,625,820
Williams Partners LP, 4.125%, 11/15/20	1,690,000	1,705,376

		4,331,196

HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 1.85%, 1/15/17	1,300,000	1,308,619

HEALTH CARE PROVIDERS AND SERVICES†
Aetna, Inc., 2.75%, 11/15/22	750,000	691,725
UnitedHealth Group, Inc., 4.25%, 3/15/43	1,200,000	1,100,470

		1,792,195

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	2,970,000	3,355,797

INSURANCE — 0.1%
Boeing Capital Corp., 2.125%, 8/15/16	3,680,000	3,783,912
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	1,000,000	940,364

		4,724,276

IT SERVICES†
International Business Machines Corp., 1.95%, 7/22/16	980,000	1,005,097

MACHINERY†
Deere & Co., 2.60%, 6/8/22	520,000	496,289

MEDIA — 0.1%
NBCUniversal Media LLC, 4.375%, 4/1/21	3,600,000	3,887,798
News America, Inc., 6.90%, 8/15/39	630,000	744,072
Time Warner Cable, Inc., 8.25%, 2/14/14	1,210,000	1,265,601

		5,897,471

METALS AND MINING — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	1,000,000	895,082
Newmont Mining Corp., 6.25%, 10/1/39	980,000	942,680
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,284,038

		4,121,800

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	3,862,313
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,820,000	1,861,976
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,434,124

		7,158,413

OIL, GAS AND CONSUMABLE FUELS — 0.2%
Apache Corp., 4.75%, 4/15/43	2,170,000	2,068,544
BP Capital Markets plc, 2.50%, 11/6/22	520,000	474,535
Chevron Corp., 2.43%, 6/24/20	150,000	149,277
ConocoPhillips, 4.75%, 2/1/14	1,598,000	1,637,015
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	999,784
Talisman Energy, Inc., 7.75%, 6/1/19	500,000	608,210
Talisman Energy, Inc., 3.75%, 2/1/21	1,950,000	1,948,594

		7,885,959

PHARMACEUTICALS — 0.1%
AbbVie, Inc., 2.90%, 11/6/22(3)	1,375,000	1,287,638
Roche Holdings, Inc., 6.00%, 3/1/19(3)	2,130,000	2,545,265

		3,832,903

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 2.70%, 12/15/22	350,000	327,344

SOFTWARE†
Microsoft Corp., 2.125%, 11/15/22	560,000	510,717
Oracle Corp., 2.50%, 10/15/22	1,100,000	1,015,849

		1,526,566

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	2,320,000	2,382,120
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	560,000	727,872

		3,109,992

TOTAL CORPORATE BONDS (Cost $80,305,385)		82,392,904

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.1%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,787,969	1,850,800
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	3,285,217	3,399,253
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	2,057,399	2,108,075
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	2,568,322	2,692,526
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	4,461,131	4,622,584
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	4,681,050	4,849,605
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	3,371,477	3,543,944
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.73%, 7/1/13	2,987,572	3,097,722
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/13	1,114,914	1,116,608
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/13	3,110,745	3,073,491
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	3,895,331	4,134,079
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	4,135,019	4,346,672
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,796,289	1,856,728

		40,692,087

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	10,107,704	11,009,999

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,559,769)		51,702,086

MUNICIPAL SECURITIES — 0.1%

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	430,000	539,779
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	326,420
Texas GO, (Building Bonds), 5.52%, 4/1/39	875,000	1,013,513

TOTAL MUNICIPAL SECURITIES (Cost $1,599,431)		1,879,712

TEMPORARY CASH INVESTMENTS — 1.2%

Liberty Street Funding LLC, 0.05%, 7/1/13(3)(4)	56,000,000	55,999,205
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $173,319), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $169,774)		169,773
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $518,944), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $509,322)		509,320
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $172,683), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $169,774)		169,773
SSgA U.S. Government Money Market Fund	468,933	468,933

TOTAL TEMPORARY CASH INVESTMENTS (Cost $57,317,799)		57,317,004

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $4,464,115,276)		4,625,631,455

OTHER ASSETS AND LIABILITIES — 0.3%		13,593,974

TOTAL NET ASSETS — 100.0%		$4,639,225,429

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
600	U.S. Treasury 30-Year Bonds	September 2013	81,506,250	66,275

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)

Bank of America N.A.	40,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57	9/8/14	14,284
Bank of America N.A.	32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(815,691)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(14,777)
Bank of America N.A.	44,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.87	9/21/16	(263,876)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(133,752)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51	3/30/19	(334,835)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(267,753)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62	3/18/20	(2,455,172)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(226,188)
Barclays Bank plc	54,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.66	9/12/14	(132,451)
Barclays Bank plc	55,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.69	9/22/14	(193,857)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	9/23/14	(290,395)
Barclays Bank plc	55,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(746,886)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(560,670)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,002,712)
Barclays Bank plc	29,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(2,743,768)
Goldman Sachs International	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.52	5/22/23	(679,559)
						(11,848,058)

Notes to Schedule of Investments

CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†		Category is less than 0.05% of total net assets.
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $13,232,322.

(2)		Final maturity date indicated, unless otherwise noted.
(3)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $79,486,339, which represented 1.7% of total net assets.

(4)		The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	4,319,381,238	—
Commercial Mortgage-Backed Securities	—	112,958,511	—
Corporate Bonds	—	82,392,904	—
Collateralized Mortgage Obligations	—	51,702,086	—
Municipal Securities	—	1,879,712	—
Temporary Cash Investments	468,933	56,848,071	—

Total Value of Investment Securities	468,933	4,625,162,522	—

Other Financial Instruments
Futures Contracts	66,275	—	—
Swap Agreements	—	(11,848,058)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	66,275	(11,848,058)	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,468,034,788
Gross tax appreciation of investments	$259,346,963
Gross tax depreciation of investments	(101,750,296)
Net tax appreciation (depreciation) of investments	$157,596,667

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

June 30, 2013

Short-Term Government - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 76.9%

U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	11,745,493	12,493,810
U.S. Treasury Notes, 0.625%, 7/15/14	19,500,000	19,586,463
U.S. Treasury Notes, 0.50%, 10/15/14	39,003,000	39,144,698
U.S. Treasury Notes, 2.125%, 11/30/14	28,000,000	28,746,480
U.S. Treasury Notes, 2.25%, 1/31/15	16,000,000	16,498,432
U.S. Treasury Notes, 0.25%, 2/15/15	5,000,000	4,996,875
U.S. Treasury Notes, 0.25%, 5/31/15	28,400,000	28,348,426
U.S. Treasury Notes, 1.875%, 6/30/15	10,300,000	10,608,598
U.S. Treasury Notes, 0.25%, 7/15/15	14,500,000	14,459,226
U.S. Treasury Notes, 1.75%, 7/31/15	37,000,000	38,043,511
U.S. Treasury Notes, 0.375%, 11/15/15(1)	11,200,000	11,173,310
U.S. Treasury Notes, 1.375%, 11/30/15	31,200,000	31,861,783
U.S. Treasury Notes, 2.125%, 12/31/15	6,000,000	6,240,000
U.S. Treasury Notes, 0.375%, 1/15/16	4,300,000	4,284,043
U.S. Treasury Notes, 0.375%, 6/15/16	19,700,000	19,614,581
U.S. Treasury Notes, 1.50%, 6/30/16	9,000,000	9,215,856
U.S. Treasury Notes, 1.50%, 7/31/16	12,000,000	12,284,064

TOTAL U.S. TREASURY SECURITIES (Cost $307,846,466)		307,600,156

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 11.1%

FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	1,258,941	1,295,895
FHLMC, Series 2624, Class FE SEQ, VRN, 0.49%, 7/15/13	72,231	72,252
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	3,750,388	3,958,221
FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/13	799,599	801,746
FHLMC, Series 2718, Class FW, VRN, 0.54%, 7/15/13	644,709	645,509
FHLMC, Series 2779, Class FM SEQ, VRN, 0.54%, 7/15/13	115,799	116,008
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	1,746,731	1,826,510
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	1,254,784	1,285,209
FHLMC, Series 3575, Class A SEQ, 4.00%, 11/15/22	912,409	926,726
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	924,368	957,520
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	2,751,903	2,800,553
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	36,841	36,953
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	863,161	913,775
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	2,179,863	2,319,788
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	3,961,109	4,215,518
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	1,364,871	1,443,441
FNMA, Series 2003-17, Class FN, VRN, 0.49%, 7/25/13	1,550,213	1,558,530
FNMA, Series 2003-42, Class FK, VRN, 0.59%, 7/25/13	262,048	262,497
FNMA, Series 2003-43, Class LF, VRN, 0.54%, 7/25/13	330,326	330,871
FNMA, Series 2003-76, Class DE SEQ, 4.00%, 9/25/31	1,023,712	1,031,627
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	3,280,137	3,571,896
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,111,824	2,234,525
FNMA, Series 2006-60, Class KF, VRN, 0.49%, 7/25/13	3,520,558	3,534,347
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	1,028,717	1,101,189
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	684,907	694,760
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	3,088,239	3,229,007
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	637,729	661,046
GNMA, Series 2010-14, Class QF, VRN, 0.64%, 7/16/13	2,505,347	2,542,940

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,136,422)		44,368,859

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 7.3%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.0%
FHLMC, VRN, 2.08%, 7/15/13	1,429,966	1,432,322
FHLMC, VRN, 2.26%, 7/15/13	49,049	49,573
FHLMC, VRN, 2.36%, 7/15/13	774,250	768,897
FHLMC, VRN, 2.37%, 7/15/13	1,487,325	1,473,016
FHLMC, VRN, 2.50%, 7/15/13	24,057	24,294
FHLMC, VRN, 2.59%, 7/15/13	677,575	701,598
FHLMC, VRN, 2.68%, 7/15/13	2,832,063	2,908,660
FHLMC, VRN, 2.72%, 7/15/13	767,389	821,381
FHLMC, VRN, 2.75%, 7/15/13	3,245,836	3,489,103
FHLMC, VRN, 2.76%, 7/15/13	34,174	34,293
FHLMC, VRN, 3.57%, 7/15/13	1,602,767	1,692,993
FHLMC, VRN, 3.60%, 7/15/13	429,405	456,620
FHLMC, VRN, 3.74%, 7/15/13	1,712,559	1,793,979
FHLMC, VRN, 4.04%, 7/15/13	626,465	663,845
FHLMC, VRN, 5.40%, 7/15/13	293,291	312,444
FHLMC, VRN, 6.13%, 7/15/13	311,846	336,017
FNMA, VRN, 1.875%, 7/25/13	22,040	22,929
FNMA, VRN, 1.93%, 7/25/13	8,902	9,353
FNMA, VRN, 1.99%, 7/25/13	34,317	36,214
FNMA, VRN, 2.00%, 7/25/13	935,196	980,823
FNMA, VRN, 2.05%, 7/25/13	1,835,482	1,937,021
FNMA, VRN, 2.08%, 7/25/13	23,786	25,090
FNMA, VRN, 2.18%, 7/25/13	7,563	7,606
FNMA, VRN, 2.19%, 7/25/13	13,465	13,792
FNMA, VRN, 2.20%, 7/25/13	29,512	29,735
FNMA, VRN, 2.27%, 7/25/13	7,806	8,199
FNMA, VRN, 2.29%, 7/25/13	17,901	19,054
FNMA, VRN, 2.375%, 7/25/13	4,209	4,235
FNMA, VRN, 2.41%, 7/25/13	9,871	10,442
FNMA, VRN, 2.43%, 7/25/13	130,267	139,048
FNMA, VRN, 2.50%, 7/25/13	1,963	2,016
FNMA, VRN, 2.75%, 7/25/13	12,003	12,849
FNMA, VRN, 2.75%, 7/25/13	5,116	5,406
FNMA, VRN, 2.77%, 7/25/13	732,114	751,714
FNMA, VRN, 3.03%, 7/25/13	1,547,683	1,588,271
FNMA, VRN, 3.32%, 7/25/13	2,130,526	2,197,066
FNMA, VRN, 3.35%, 7/25/13	358,171	380,854
FNMA, VRN, 3.83%, 7/25/13	537,869	565,773
FNMA, VRN, 3.875%, 7/25/13	6,207	6,272
FNMA, VRN, 3.93%, 7/25/13	1,157,315	1,236,068
FNMA, VRN, 3.99%, 7/25/13	22,192	23,709
FNMA, VRN, 4.16%, 7/25/13	7,911	7,940
FNMA, VRN, 4.75%, 7/25/13	53,310	53,488
FNMA, VRN, 5.41%, 7/25/13	424,701	457,831
FNMA, VRN, 5.96%, 7/25/13	553,486	605,375
FNMA, VRN, 6.19%, 7/25/13	3,290	3,304

FNMA, VRN, 7.49%, 7/25/13	2,197	2,273
GNMA, VRN, 1.75%, 7/20/13	5,871	6,125
GNMA, VRN, 2.125%, 7/20/13	10,495	10,973
GNMA, VRN, 3.00%, 7/20/13	37,337	39,202

		28,159,085

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, 7.00%, 11/1/13	488	492
FHLMC, 7.00%, 12/1/14	2,046	2,104
FHLMC, 6.00%, 1/1/15	53,967	55,184
FHLMC, 7.50%, 5/1/16	41,397	43,270
FHLMC, 5.50%, 11/1/17	154,117	164,427
FNMA, 6.00%, 1/1/14	505	509
FNMA, 6.00%, 7/1/14	7,574	7,703
FNMA, 5.50%, 4/1/16	44,097	46,615
FNMA, 7.00%, 5/1/32	274,016	319,678
FNMA, 7.00%, 5/1/32	135,989	158,649
FNMA, 7.00%, 6/1/32	21,978	25,658
FNMA, 7.00%, 6/1/32	120,559	140,648
FNMA, 7.00%, 8/1/32	125,691	146,636
GNMA, 9.50%, 11/20/19	4,264	4,492

		1,116,065

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $28,801,927)		29,275,150

U.S. GOVERNMENT AGENCY SECURITIES — 3.0%

FHLB, 3.625%, 10/18/13	141,000	142,462
FHLB, 0.875%, 12/27/13	159,000	159,583
FHLB, 0.375%, 1/29/14	127,000	127,146
FHLB, Series 467, 5.25%, 6/18/14	276,000	289,521
FHLB, Series 1, 1.00%, 6/21/17	684,000	675,182
FHLMC, 2.00%, 8/25/16	2,400,000	2,487,516
FHLMC, Series 1, 0.75%, 1/12/18	1,000,000	969,281
FNMA, 0.50%, 3/30/16	5,100,000	5,074,174
FNMA, 1.375%, 11/15/16	1,500,000	1,521,370
FNMA, 0.875%, 5/21/18	540,000	522,510

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,073,203)		11,968,745

TEMPORARY CASH INVESTMENTS — 1.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $847,555), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $830,222)		830,218
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $2,537,717), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $2,490,664)		2,490,654
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $844,446), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $830,221)		830,218

SSgA U.S. Government Money Market Fund	2,337,052	2,337,052

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,488,142)		6,488,142

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $399,346,160)		399,701,052

OTHER ASSETS AND LIABILITIES — 0.1%		453,729

TOTAL NET ASSETS — 100.0%		$400,154,781

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
65	U.S. Treasury 2-Year Notes	September 2013	14,300,000	(6,250)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
85	U.S. Treasury 5-Year Notes	September 2013	10,288,984	105,752

Notes to Schedule of Investments

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $119,714.

(2)		Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	307,600,156	—
Collateralized Mortgage Obligations	—	44,368,859	—
U.S. Government Agency Mortgage-Backed Securities	—	29,275,150	—
U.S. Government Agency Securities	—	11,968,745	—
Temporary Cash Investments	2,337,052	4,151,090	—

Total Value of Investment Securities	2,337,052	397,364,000	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	99,502	—	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$399,366,355
Gross tax appreciation of investments	$1,229,794
Gross tax depreciation of investments	(895,097)
Net tax appreciation (depreciation) of investments	$334,697

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2013